Operating expenses (Detail) - Operating Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Raw materials, consumables and supplies	$ 64,379	$ 51,899
Employment, benefits and contractors	49,926	41,355
Transport, port and shipping	58,382	53,474
Repairs and maintenance	15,799	7,608
Overheads	9,482	11,109
Changes in inventories	235	(20,798)
Pre-commercial production operating expenses capitalized		(41,205)
Recovery of withholding taxes on contractor costs	(9,780)
Operating expenses	$ 188,423	$ 103,442